Note 12 - Share-based Compensation (Tables)	3 Months Ended
Mar. 31, 2020
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended March 31,
	2019	2020
	$	$
	(Unaudited)	(Unaudited)

Research and development	156	3,183
Selling, general and administrative	215	287

Total	371	3,470